Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Jianping Kong [Member]
Related Party Transactions [Line Items]
Settlement of borrowings		¥ 19,270,000
Outstanding of borrowings
Qifeng Sun [Member]
Related Party Transactions [Line Items]
Settlement of borrowings	12,085,000
Outstanding of borrowings
Hangzhou Weiditu Technology Co., Ltd. [Member]
Related Party Transactions [Line Items]
Outstanding of borrowings | $
Lent transaction amount to related party		100,000
Collected amount		4,490,000
Purchased of raw materials and services amount		328,411
Purchase amount		¥ 5,045,392
Accounts payable